RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 01, 2026	Nov. 28, 2025	Jan. 01, 2022	Jul. 10, 2020	Sep. 30, 2025	Jan. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 04, 2026	Jan. 05, 2026
Related Party Transaction [Line Items]
Proceeds from sale of building									$ 100,000
Monthly lease payment	$ 5,000				$ 5,000
Debt instrument maturity date		May 28, 2026
Gain on sale of building to a related party									86,250
Promissory Note [Member]
Related Party Transaction [Line Items]
Other receivables									150,000
Mr Convey [Member]
Related Party Transaction [Line Items]
Expenses							$ 240,000	$ 240,000	960,000	960,000
Sale price									600,000
Proceeds from sale of building									100,000
Forgiveness of accrued management fees									500,000
Management fee							376,600		$ 281,600	60,000
Mr Conway [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Compensation value				$ 20,000		$ 20,000
Amount of initial annual compensation			$ 240,000
Related Party [Member]
Related Party Transaction [Line Items]
Debt conversion original debt, interest rate of debt									5.00%
Debt instrument maturity date									Dec. 08, 2027
Loans payable											$ 100,000	$ 75,000
Note receivable							$ 325,000		$ 150,000